Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Preferred Stock	Paid-In Capital	Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2013	$ 99,095	$ 16	$ 1	$ 280,759	$ (1,096)	$ (180,585)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Options exercised	1,032			1,032
Retirement of shares upon vesting of restricted stock	(1,309)	0		(1,309)
Share-based compensation expense	5,248			5,248
Issuance of shares under employee stock purchase plan	276			276
Derivative fair value adjustment, net of tax	6,516				6,516
Preferred stock dividend	(5,139)					(5,139)
Net income (loss)	31,190					31,190
Ending balance at Dec. 31, 2014	136,909	16	1	286,006	5,420	(154,534)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Options exercised	61			61
Retirement of shares upon vesting of restricted stock	(451)	0		(451)
Share-based compensation expense	4,617			4,617
Issuance of shares under employee stock purchase plan	199			199
Derivative fair value adjustment, net of tax	(4,473)				(4,473)
Preferred stock dividend	(5,139)					(5,139)
Net income (loss)	(294,790)					(294,790)
Ending balance at Dec. 31, 2015	(163,067)	$ 16	1	290,432	947	(454,463)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in debt exchange (in shares)		5
Issuance of shares in debt exchange	12,525			12,520
Retirement of shares upon vesting of restricted stock	(200)	$ 0		(200)
Share-based compensation expense	1,444			1,444
Issuance of shares under employee stock purchase plan	145			145
Derivative fair value adjustment, net of tax	(5,697)				(5,697)
Preferred stock dividend	(5,349)					(5,349)
Net income (loss)	(90,896)					(90,896)
Ending balance at Dec. 31, 2016	$ (251,095)	$ 21	$ 1	$ 304,341	$ (4,750)	$ (550,708)